Leases (Details) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Leases [Line Items]
Payment of lease liabilities	€ 11
Lease liability	€ 26,376
Ellomay Solar photovoltaic [Member]
Leases [Line Items]
Operating Lease Agreement Term	31 years
Lease liability	€ 1,106
Ellomay Solar Italy [Member]
Leases [Line Items]
Payment of lease liabilities	73
Capitalized rent	89
Lease liability	€ 1,121